CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Mar. 09, 2022	Mar. 08, 2022	Dec. 31, 2021	Aug. 03, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stocks, par value (in dollars per share)	$ 0.0004	$ 0.0004	$ 0.0001	$ 0.0004	$ 0.0001	$ 0.0004
Common stocks, shares authorized	450,000,000	450,000,000		450,000,000	450,000,000	450,000,000
Common stocks, shares issued	20,185,625	17,500,000	17,500,000	17,500,000		17,500,000
Common stocks, shares outstanding	20,185,625	17,500,000	17,500,000	17,500,000		17,500,000